UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)

Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):

Empower Conservative Profile Fund
ANNUAL SHAREHOLDER REPORT
Class L / MXIPX | December 31, 2025
This annual shareholder report contains important information about the

Empower Conservative Profile Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Conservative Profile Fund (Class L/MXIPX)	$ 106	1.02% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 7.98%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% and a composite index with investment characteristics similar to those of the Fund, which returned 10.22% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to fixed income was the largest asset allocation contributor to performance, reflecting the Fund’s larger allocation to that asset class, while international equities were the highest performing underlying asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. The allocation to U.S. real estate was the lowest contributor to performance, although all underlying funds in this asset class generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Conservative Profile Fund (Class L/MXIPX)	7.98%	3.11%	4.37%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36) %	2.01%
Composite Index	10.22%	4.06%	5.15%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,642M
Total number of portfolio holdings	18
Total advisory fee paid	$ 1.4M
Portfolio turnover rate as of the end of the reporting period	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	22.52%
Empower Short Duration Bond Fund Institutional Class	9.10%
Empower Multi-Sector Bond Fund Institutional Class	8.48%
Empower Global Bond Fund Institutional Class	8.40%
Empower Core Bond Fund Institutional Class	6.54%
Empower U.S. Government Mortgage Securities Fund Institutional Class	6.54%
Empower Large Cap Value Fund Institutional Class	6.41%
Empower Real Estate Index Fund Institutional Class	5.00%
Empower International Value Fund Institutional Class	4.41%
Empower Inflation-Protected Securities Fund Institutional Class	4.36%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to
view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports
and
other communication
to
shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin
sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Conservative Profile Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXKVX | December 31, 2025
This annual shareholder report contains important information about the

Empower Conservative Profile Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Conservative Profile Fund (Institutional Class/MXKVX)	$ 44	0.42% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 8.68%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% and a composite index with investment characteristics similar to those of the Fund, which returned 10.22% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to fixed income was the largest asset allocation contributor to performance, reflecting the Fund’s larger allocation to that asset class, while international equities were the highest performing underlying asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. The allocation to U.S. real estate was the lowest contributor to performance, although all underlying funds in this asset class generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Conservative Profile Fund (Institutional Class/MXKVX)	8.68%	3.71%	5.00%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36) %	2.01%
Composite Index	10.22%	4.06%	5.15%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,642M
Total number of portfolio holdings	18
Total advisory fee paid	$ 1.4M
Portfolio turnover rate as of the end of the reporting period	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	22.52%
Empower Short Duration Bond Fund Institutional Class	9.10%
Empower Multi-Sector Bond Fund Institutional Class	8.48%
Empower Global Bond Fund Institutional Class	8.40%
Empower Core Bond Fund Institutional Class	6.54%
Empower U.S. Government Mortgage Securities Fund Institutional Class	6.54%
Empower Large Cap Value Fund Institutional Class	6.41%
Empower Real Estate Index Fund Institutional Class	5.00%
Empower International Value Fund Institutional Class	4.41%
Empower Inflation-Protected Securities Fund Institutional Class	4.36%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to
view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to
shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Conservative Profile Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXCPX | December 31, 2025
This annual shareholder report contains important information about the

Empower Conservative Profile Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Conservative Profile Fund (Investor Class/MXCPX)	$ 80	0.77% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 8.19%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% and a composite index with investment characteristics similar to those of the Fund, which returned 10.22% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to fixed income was the largest asset allocation contributor to performance, reflecting the Fund’s larger allocation to that asset class, while international equities were the highest performing underlying asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. The allocation to U.S. real estate was the lowest contributor to performance, although all underlying funds in this asset class generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Conservative Profile Fund (Investor Class/MXCPX)	8.19%	3.35%	4.63%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36) %	2.01%
Composite Index	10.22%	4.06%	5.15%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,642M
Total number of portfolio holdings	18
Total advisory fee paid	$ 1.4M
Portfolio turnover rate as of the end of the reporting period	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	22.52%
Empower Short Duration Bond Fund Institutional Class	9.10%
Empower Multi-Sector Bond Fund Institutional Class	8.48%
Empower Global Bond Fund Institutional Class	8.40%
Empower Core Bond Fund Institutional Class	6.54%
Empower U.S. Government Mortgage Securities Fund Institutional Class	6.54%
Empower Large Cap Value Fund Institutional Class	6.41%
Empower Real Estate Index Fund Institutional Class	5.00%
Empower International Value Fund Institutional Class	4.41%
Empower Inflation-Protected Securities Fund Institutional Class	4.36%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to
view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to
shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Moderately Conservative Profile Fund
ANNUAL SHAREHOLDER REPORT
Class L / MXHPX | December 31, 2025
This annual shareholder report contains important information about the

Empower Moderately Conservative Profile Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderately Conservative Profile Fund (Class L/MXHPX)	$ 113	1.07% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 9.74%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% and a composite index with investment characteristics similar to those of the Fund, which returned 12.57% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to international equities was the largest contributor to performance. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. The allocation to U.S. real estate was the lowest contributor to performance, although all underlying funds in this asset class generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Moderately Conservative Profile Fund (Class L/MXHPX)	9.74%	4.37%	5.60%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36) %	2.01%
Composite Index	12.57%	5.75%	6.74%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,234M
Total number of portfolio holdings	18
Total advisory fee paid	$ 1.0M
Portfolio turnover rate as of the end of the reporting period	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	21.94%
Empower Large Cap Value Fund Institutional Class	10.38%
Empower International Value Fund Institutional Class	7.14%
Empower Multi-Sector Bond Fund Institutional Class	6.66%
Empower Global Bond Fund Institutional Class	6.59%
Empower Mid Cap Value Fund Institutional Class	5.25%
Empower Core Bond Fund Institutional Class	5.14%
Empower U.S. Government Mortgage Securities Fund Institutional Class	5.14%
Empower Large Cap Growth Fund Institutional Class	4.90%
Empower Real Estate Index Fund Institutional Class	4.50%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to
shareholders with the same residential address, provided they have the same last name or we reasonably believe them
to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Moderately Conservative Profile Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXJUX | December 31, 2025
This annual shareholder report contains important information about the

Empower Moderately Conservative Profile Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderately Conservative Profile Fund (Institutional Class/MXJUX)	$ 50	0.47% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 10.39%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% and a composite index with investment characteristics similar to those of the Fund, which returned 12.57% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to international equities was the largest contributor to performance. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. The allocation to U.S. real estate was the lowest contributor to performance, although all underlying funds in this asset class generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Moderately Conservative Profile Fund (Institutional Class/MXJUX)	10.39%	4.98%	6.24%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36) %	2.01%
Composite Index	12.57%	5.75%	6.74%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,234M
Total number of portfolio holdings	18
Total advisory fee paid	$ 1.0M
Portfolio turnover rate as of the end of the reporting period	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	21.94%
Empower Large Cap Value Fund Institutional Class	10.38%
Empower International Value Fund Institutional Class	7.14%
Empower Multi-Sector Bond Fund Institutional Class	6.66%
Empower Global Bond Fund Institutional Class	6.59%
Empower Mid Cap Value Fund Institutional Class	5.25%
Empower Core Bond Fund Institutional Class	5.14%
Empower U.S. Government Mortgage Securities Fund Institutional Class	5.14%
Empower Large Cap Growth Fund Institutional Class	4.90%
Empower Real Estate Index Fund Institutional Class	4.50%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to
shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be
members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Moderately Conservative Profile Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXDPX | December 31, 2025
This annual shareholder report contains important information about the

Empower Moderately Conservative Profile Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderately Conservative Profile Fund (Investor Class/MXDPX)	$ 86	0.82% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 10.03%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% and a composite index with investment characteristics similar to those of the Fund, which returned 12.57% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to international equities was the largest contributor to performance. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. The allocation to U.S. real estate was the lowest contributor to performance, although all underlying funds in this asset class generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Moderately Conservative Profile Fund (Investor Class/MXDPX)	10.03%	4.61%	5.87%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36) %	2.01%
Composite Index	12.57%	5.75%	6.74%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,234M
Total number of portfolio holdings	18
Total advisory fee paid	$ 1.0M
Portfolio turnover rate as of the end of the reporting period	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	21.94%
Empower Large Cap Value Fund Institutional Class	10.38%
Empower International Value Fund Institutional Class	7.14%
Empower Multi-Sector Bond Fund Institutional Class	6.66%
Empower Global Bond Fund Institutional Class	6.59%
Empower Mid Cap Value Fund Institutional Class	5.25%
Empower Core Bond Fund Institutional Class	5.14%
Empower U.S. Government Mortgage Securities Fund Institutional Class	5.14%
Empower Large Cap Growth Fund Institutional Class	4.90%
Empower Real Estate Index Fund Institutional Class	4.50%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to
shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Moderate Profile Fund
ANNUAL SHAREHOLDER REPORT
Class L / MXGPX | December 31, 2025
This annual shareholder report contains important information about the

Empower Moderate Profile Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderate Profile Fund (Class L/MXGPX)	$ 123	1.16% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.52%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 11.70%, as compared to its broad-based securities market index, the FT Wilshire 5000 Index, which returned 17.13% and a composite index with investment characteristics similar to those of the Fund, which returned 14.95% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to international equities was the largest contributor to performance. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. The allocation to U.S. real estate was the lowest contributor to performance, although all underlying funds in this asset class generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Moderate Profile Fund (Class L/MXGPX)	11.70%	5.63%	6.90%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Composite Index	14.95%	7.44%	8.32%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,544M
Total number of portfolio holdings	18
Total advisory fee paid	$ 2.2M
Portfolio turnover rate as of the end of the reporting period	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	15.95%
Empower Large Cap Value Fund Institutional Class	14.34%
Empower International Value Fund Institutional Class	9.86%
Empower Mid Cap Value Fund Institutional Class	7.26%
Empower Large Cap Growth Fund Institutional Class	6.77%
Empower Multi-Sector Bond Fund Institutional Class	4.83%
Empower Global Bond Fund Institutional Class	4.79%
Empower Small Cap Value Fund Institutional Class	4.12%
Empower Emerging Markets Equity Fund Institutional Class	4.02%
Empower Real Estate Index Fund Institutional Class	3.99%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to
shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Moderate Profile Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXITX | December 31, 2025
This annual shareholder report contains important information about the

Empower Moderate Profile Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderate Profile Fund (Institutional Class/MXITX)	$ 60	0.56% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.52%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 12.32%, as compared to its broad-based securities market index, the FT Wilshire 5000 Index, which returned 17.13% and a composite index with investment characteristics similar to those of the Fund, which returned 14.95% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to international equities was the largest contributor to performance. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. The allocation to U.S. real estate was the lowest contributor to performance, although all underlying funds in this asset class generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Moderate Profile Fund (Institutional Class/MXITX)	12.32%	6.25%	7.53%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Composite Index	14.95%	7.44%	8.32%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,544M
Total number of portfolio holdings	18
Total advisory fee paid	$ 2.2M
Portfolio turnover rate as of the end of the reporting period	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	15.95%
Empower Large Cap Value Fund Institutional Class	14.34%
Empower International Value Fund Institutional Class	9.86%
Empower Mid Cap Value Fund Institutional Class	7.26%
Empower Large Cap Growth Fund Institutional Class	6.77%
Empower Multi-Sector Bond Fund Institutional Class	4.83%
Empower Global Bond Fund Institutional Class	4.79%
Empower Small Cap Value Fund Institutional Class	4.12%
Empower Emerging Markets Equity Fund Institutional Class	4.02%
Empower Real Estate Index Fund Institutional Class	3.99%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to
shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Moderate Profile Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXMPX | December 31, 2025
This annual shareholder report contains important information about the

Empower Moderate Profile Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderate Profile Fund (Investor Class/MXMPX)	$ 97	0.91% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.52%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 11.96%, as compared to its broad-based securities market index, the FT Wilshire 5000 Index, which returned 17.13% and a composite index with investment characteristics similar to those of the Fund, which returned 14.95% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to international equities was the largest contributor to performance. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. The allocation to U.S. real estate was the lowest contributor to performance, although all underlying funds in this asset class generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Moderate Profile Fund (Investor Class/MXMPX)	11.96%	5.91%	7.17%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Composite Index	14.95%	7.44%	8.32%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future result
s.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,544M
Total number of portfolio holdings	18
Total advisory fee paid	$ 2.2M
Portfolio turnover rate as of the end of the reporting period	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	15.95%
Empower Large Cap Value Fund Institutional Class	14.34%
Empower International Value Fund Institutional Class	9.86%
Empower Mid Cap Value Fund Institutional Class	7.26%
Empower Large Cap Growth Fund Institutional Class	6.77%
Empower Multi-Sector Bond Fund Institutional Class	4.83%
Empower Global Bond Fund Institutional Class	4.79%
Empower Small Cap Value Fund Institutional Class	4.12%
Empower Emerging Markets Equity Fund Institutional Class	4.02%
Empower Real Estate Index Fund Institutional Class	3.99%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to
shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Moderately Aggressive Profile Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class /
MXHR
X | December 31, 2025
This annual shareholder report contains important information about the

Empower Moderately Aggressive Profile Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderately Aggressive Profile Fund (Institutional Class/MXHRX)	$ 69	0.65% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.58%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 14.21%, as compared to its broad-based securities market index, the FT Wilshire 5000 Index, which returned 17.13% and a composite index with investment characteristics similar to those of the Fund, which returned 17.05% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to international equities was the largest contributor to performance. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. The allocation to U.S. real estate was the lowest contributor to performance, although all underlying funds in this asset class generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Moderately Aggressive Profile Fund (Institutional Class/MXHRX)	14.21%	7.39%	8.56%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Composite Index	17.05%	8.89%	9.66%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,560M
Total number of portfolio holdings	18
Total advisory fee paid	$ 1.3M
Portfolio turnover rate as of the end of the reporting period	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Large Cap Value Fund Institutional Class	17.78%
Empower International Value Fund Institutional Class	12.23%
Empower Mid Cap Value Fund Institutional Class	9.00%
Empower of America Contract	8.96%
Empower Large Cap Growth Fund Institutional Class	8.39%
Empower Small Cap Value Fund Institutional Class	5.10%
Empower Emerging Markets Equity Fund Institutional Class	4.98%
Empower International Growth Fund Institutional Class	4.88%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.48%
Empower Real Estate Index Fund Institutional Class	3.49%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to
shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Moderately Aggressive Profile Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXBPX | December 31, 2025
This annual shareholder report contains important information about the

Empower Moderately Aggressive Profile Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderately Aggressive Profile Fund (Investor Class/MXBPX)	$ 107	1.00% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.58%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 13.79%, as compared to its broad-based securities market index, the FT Wilshire 5000 Index, which returned 17.13% and a composite index with investment characteristics similar to those of the Fund, which returned 17.05% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to international equities was the largest contributor to performance. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. The allocation to U.S. real estate was the lowest contributor to performance, although all underlying funds in this asset class generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Moderately Aggressive Profile Fund (Investor Class/MXBPX)	13.79%	7.01%	8.20%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Composite Index	17.05%	8.89%	9.66%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,560M
Total number of portfolio holdings	18
Total advisory fee paid	$ 1.3M
Portfolio turnover rate as of the end of the reporting period	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Large Cap Value Fund Institutional Class	17.78%
Empower International Value Fund Institutional Class	12.23%
Empower Mid Cap Value Fund Institutional Class	9.00%
Empower of America Contract	8.96%
Empower Large Cap Growth Fund Institutional Class	8.39%
Empower Small Cap Value Fund Institutional Class	5.10%
Empower Emerging Markets Equity Fund Institutional Class	4.98%
Empower International Growth Fund Institutional Class	4.88%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.48%
Empower Real Estate Index Fund Institutional Class	3.49%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to
shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Aggressive Profile Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXGTX | December 31, 2025
This annual shareholder report contains important information about the

Empower Aggressive Profile Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Aggressive Profile Fund (Institutional Class/MXGTX)	$ 87	0.80% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.70%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 17.77%, as compared to its broad-based securities market index, the FT Wilshire 5000 Index, which returned 17.13% and a composite index with investment characteristics similar to those of the Fund, which returned 21.38% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to international equities was the largest asset allocation contributor to performance. The top contributing underlying fund was the Empower Large Cap Value Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. The allocation to U.S. real estate was the lowest contributor to performance, although all underlying funds in this asset class generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Aggressive Profile Fund (Institutional Class/MXGTX)	17.77%	9.64%	10.57%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Composite Index	21.38%	11.87%	12.35%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 936M
Total number of portfolio holdings	10
Total advisory fee paid	$ 0.8M
Portfolio turnover rate as of the end of the reporting period	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Large Cap Value Fund Institutional Class	24.77%
Empower International Value Fund Institutional Class	17.05%
Empower Mid Cap Value Fund Institutional Class	12.54%
Empower Large Cap Growth Fund Institutional Class	11.69%
Empower Small Cap Value Fund Institutional Class	7.12%
Empower Emerging Markets Equity Fund Institutional Class	6.94%
Empower International Growth Fund Institutional Class	6.80%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	6.25%
Empower Small Cap Growth Fund Institutional Class	3.85%
Empower Real Estate Index Fund Institutional Class	2.99%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to
shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Aggressive Profile Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXAPX | December 31, 2025
This annual shareholder report contains important information about the

Empower Aggressive Profile Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Aggressive Profile Fund (Investor Class/MXAPX)	$ 125	1.15% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.70%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 17.42%, as compared to its broad-based securities market index, the FT Wilshire 5000 Index, which returned 17.13% and a composite index with investment characteristics similar to those of the Fund, which returned 21.38% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to international equities was the largest asset allocation contributor to performance. The top contributing underlying fund was the Empower Large Cap Value Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. The allocation to U.S. real estate was the lowest contributor to performance, although all underlying funds in this asset class generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Aggressive Profile Fund (Investor Class/MXAPX)	17.42%	9.27%	10.20%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Composite Index	21.38%	11.87%	12.35%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 936M
Total number of portfolio holdings	10
Total advisory fee paid	$ 0.8M
Portfolio turnover rate as of the end of the reporting period	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Large Cap Value Fund Institutional Class	24.77%
Empower International Value Fund Institutional Class	17.05%
Empower Mid Cap Value Fund Institutional Class	12.54%
Empower Large Cap Growth Fund Institutional Class	11.69%
Empower Small Cap Value Fund Institutional Class	7.12%
Empower Emerging Markets Equity Fund Institutional Class	6.94%
Empower International Growth Fund Institutional Class	6.80%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	6.25%
Empower Small Cap Growth Fund Institutional Class	3.85%
Empower Real Estate Index Fund Institutional Class	2.99%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to
shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d) During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(e) Registrant’s Code of Ethics is attached hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.”  Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,082,655 for fiscal year 2024 and $812,365 for fiscal year 2025.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this item were: $265,941 for fiscal year 2024 and $50,574 for fiscal year 2025. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self custody) audits, fund administration SOC1 testing, and N1-A and N-14 reviews.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2024 and $0 for fiscal year 2025.

(d) All Other Fees.  There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).

(e) (1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Empower Funds by its independent auditors.  The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Empower Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Empower Funds that is responsible for the financial reporting or operations of Empower Funds was employed by those auditors and participated in any capacity in an audit of Empower Funds during the year period (or such other period proscribed under Securities Exchange Commission rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Empower Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Empower Funds’ auditors will not provide the following non-audit services to Empower Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Empower Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2

Pre-approval with respect to Non-Empower Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Empower Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Empower Funds’ auditors to (a) Empower Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds.4   The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.  The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members.  Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(f) (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(g) Not Applicable.

(h) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2024 equaled $2,094,252 and for fiscal year 2025 equaled $1,759,076.

(i) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

1No pre-approval is required as to non-audit services provided to Empower Funds if: (a) the aggregate amount of all non-audit services provided to Empower Funds constitute not more than 5% of the total amount of revenues paid by Empower Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Empower Funds, Empower Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Empower Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Empower Funds’ primary investment adviser.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.
("Empower Funds")
Empower Conservative Profile Fund	Empower Moderately Conservative Profile Fund
Institutional Class Ticker / MXKVX	Institutional Class Ticker / MXJUX
Investor Class Ticker / MXCPX	Investor Class Ticker / MXDPX
Class L Ticker / MXIPX	Class L Ticker / MXHPX
Empower Moderate Profile Fund	Empower Moderately Aggressive Profile Fund
Institutional Class Ticker / MXITX	Institutional Class Ticker / MXHRX
Investor Class Ticker / MXMPX	Investor Class Ticker / MXBPX
Class L Ticker / MXGPX
Empower Aggressive Profile Fund
Institutional Class Ticker / MXGTX
Investor Class Ticker / MXAPX
(the "Fund(s)")
Annual Report
December 31, 2025
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER CONSERVATIVE PROFILE FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
BOND MUTUAL FUNDS
12,627,680	Empower Core Bond Fund Institutional Class(a)	$ 107,461,556
17,568,782	Empower Global Bond Fund Institutional Class(a)	137,914,939
6,189,903	Empower High Yield Bond Fund Institutional Class(a)	65,241,580
7,904,686	Empower Inflation-Protected Securities Fund Institutional Class(a)	71,616,454
16,817,278	Empower Multi-Sector Bond Fund Institutional Class(a)	139,247,060
15,508,252	Empower Short Duration Bond Fund Institutional Class(a)	149,499,545
13,111,834	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	107,385,919

TOTAL BOND MUTUAL FUNDS — 47.40% (Cost $771,242,020)		$778,367,053
EQUITY MUTUAL FUNDS
2,432,412	Empower Emerging Markets Equity Fund Institutional Class(a)	29,529,484
3,049,524	Empower International Growth Fund Institutional Class(a)	28,909,492
7,021,253	Empower International Value Fund Institutional Class(a)	72,389,115
4,071,558	Empower Large Cap Growth Fund Institutional Class(a)	49,713,720
15,282,261	Empower Large Cap Value Fund Institutional Class(a)	105,294,780
Shares		Fair Value
Equity Mutual Funds — (continued)
6,367,359	Empower Mid Cap Value Fund Institutional Class(a)	$ 53,294,795
9,942,863	Empower Real Estate Index Fund Institutional Class(a)	82,128,047
1,444,893	Empower Small Cap Growth Fund Institutional Class(a)	16,385,082
4,429,278	Empower Small Cap Value Fund Institutional Class(a)	30,163,386
5,467,444	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	26,462,430

TOTAL EQUITY MUTUAL FUNDS — 30.10% (Cost $468,481,860)		$494,270,331
Account Balance
FIXED INTEREST CONTRACT
369,875,113(b)	Empower of America Contract(a) 1.90%(c)	369,875,113

TOTAL FIXED INTEREST CONTRACT — 22.53% (Cost $369,875,113)		$369,875,113
TOTAL INVESTMENTS — 100.03% (Cost $1,609,598,993)		$1,642,512,497
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(523,421)
TOTAL NET ASSETS — 100.00%		$1,641,989,076

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of December 31, 2025. See Notes to the Financial Statements (Note 2) for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MODERATELY CONSERVATIVE PROFILE FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
BOND MUTUAL FUNDS
7,460,655	Empower Core Bond Fund Institutional Class(a)	$ 63,490,171
10,368,329	Empower Global Bond Fund Institutional Class(a)	81,391,379
3,651,231	Empower High Yield Bond Fund Institutional Class(a)	38,483,971
4,663,135	Empower Inflation-Protected Securities Fund Institutional Class(a)	42,248,000
9,938,629	Empower Multi-Sector Bond Fund Institutional Class(a)	82,291,848
3,669,688	Empower Short Duration Bond Fund Institutional Class(a)	35,375,794
7,746,684	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	63,445,346

TOTAL BOND MUTUAL FUNDS — 32.95% (Cost $407,223,100)		$406,726,509
EQUITY MUTUAL FUNDS
2,954,327	Empower Emerging Markets Equity Fund Institutional Class(a)	35,865,528
3,703,952	Empower International Growth Fund Institutional Class(a)	35,113,461
8,555,786	Empower International Value Fund Institutional Class(a)	88,210,152
4,953,885	Empower Large Cap Growth Fund Institutional Class(a)	60,486,935
18,595,718	Empower Large Cap Value Fund Institutional Class(a)	128,124,494
Shares		Fair Value
Equity Mutual Funds — (continued)
7,748,563	Empower Mid Cap Value Fund Institutional Class(a)	$ 64,855,469
6,721,431	Empower Real Estate Index Fund Institutional Class(a)	55,519,023
1,758,000	Empower Small Cap Growth Fund Institutional Class(a)	19,935,724
5,408,436	Empower Small Cap Value Fund Institutional Class(a)	36,831,450
6,666,731	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	32,266,976

TOTAL EQUITY MUTUAL FUNDS — 45.14% (Cost $540,357,298)		$557,209,212
Account Balance
FIXED INTEREST CONTRACT
270,919,048(b)	Empower of America Contract(a) 1.90%(c)	270,919,048

TOTAL FIXED INTEREST CONTRACT — 21.94% (Cost $270,919,048)		$270,919,048
TOTAL INVESTMENTS — 100.03% (Cost $1,218,499,446)		$1,234,854,769
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(404,907)
TOTAL NET ASSETS — 100.00%		$1,234,449,862

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of December 31, 2025. See Notes to the Financial Statements (Note 2) for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MODERATE PROFILE FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
BOND MUTUAL FUNDS
11,165,475	Empower Core Bond Fund Institutional Class(a)	$ 95,018,191
15,528,395	Empower Global Bond Fund Institutional Class(a)	121,897,897
5,463,869	Empower High Yield Bond Fund Institutional Class(a)	57,589,178
6,978,751	Empower Inflation-Protected Securities Fund Institutional Class(a)	63,227,481
14,859,655	Empower Multi-Sector Bond Fund Institutional Class(a)	123,037,947
5,476,799	Empower Short Duration Bond Fund Institutional Class(a)	52,796,342
11,593,526	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	94,950,974

TOTAL BOND MUTUAL FUNDS — 23.91% (Cost $635,706,582)		$608,518,010
EQUITY MUTUAL FUNDS
8,427,004	Empower Emerging Markets Equity Fund Institutional Class(a)	102,303,824
10,565,260	Empower International Growth Fund Institutional Class(a)	100,158,662
24,353,230	Empower International Value Fund Institutional Class(a)	251,081,798
14,105,378	Empower Large Cap Growth Fund Institutional Class(a)	172,226,665
52,987,706	Empower Large Cap Value Fund Institutional Class(a)	365,085,297
Shares		Fair Value
Equity Mutual Funds — (continued)
22,071,538	Empower Mid Cap Value Fund Institutional Class(a)	$ 184,738,770
12,303,420	Empower Real Estate Index Fund Institutional Class(a)	101,626,246
5,005,508	Empower Small Cap Growth Fund Institutional Class(a)	56,762,465
15,387,089	Empower Small Cap Value Fund Institutional Class(a)	104,786,074
19,000,250	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	91,961,212

TOTAL EQUITY MUTUAL FUNDS — 60.16% (Cost $1,506,708,256)		$1,530,731,013
Account Balance
FIXED INTEREST CONTRACT
405,999,113(b)	Empower of America Contract(a) 1.90%(c)	405,999,113

TOTAL FIXED INTEREST CONTRACT — 15.96% (Cost $405,999,113)		$405,999,113
TOTAL INVESTMENTS — 100.03% (Cost $2,548,413,951)		$2,545,248,136
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(863,372)
TOTAL NET ASSETS — 100.00%		$2,544,384,764

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of December 31, 2025. See Notes to the Financial Statements (Note 2) for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MODERATELY AGGRESSIVE PROFILE FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
BOND MUTUAL FUNDS
4,613,801	Empower Core Bond Fund Institutional Class(a)	$ 39,263,449
6,419,697	Empower Global Bond Fund Institutional Class(a)	50,394,624
2,265,438	Empower High Yield Bond Fund Institutional Class(a)	23,877,716
2,889,488	Empower Inflation-Protected Securities Fund Institutional Class(a)	26,178,763
6,154,987	Empower Multi-Sector Bond Fund Institutional Class(a)	50,963,293
5,192,855	Empower Short Duration Bond Fund Institutional Class(a)	50,059,127
4,790,668	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	39,235,571

TOTAL BOND MUTUAL FUNDS — 17.95% (Cost $282,968,266)		$279,972,543
EQUITY MUTUAL FUNDS
6,397,891	Empower Emerging Markets Equity Fund Institutional Class(a)	77,670,392
8,021,957	Empower International Growth Fund Institutional Class(a)	76,048,149
18,505,988	Empower International Value Fund Institutional Class(a)	190,796,733
10,720,264	Empower Large Cap Growth Fund Institutional Class(a)	130,894,418
40,267,969	Empower Large Cap Value Fund Institutional Class(a)	277,446,306
Shares		Fair Value
Equity Mutual Funds — (continued)
16,773,738	Empower Mid Cap Value Fund Institutional Class(a)	$ 140,396,190
6,593,494	Empower Real Estate Index Fund Institutional Class(a)	54,462,264
3,804,375	Empower Small Cap Growth Fund Institutional Class(a)	43,141,614
11,690,794	Empower Small Cap Value Fund Institutional Class(a)	79,614,310
14,449,809	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	69,937,077

TOTAL EQUITY MUTUAL FUNDS — 73.12% (Cost $1,100,732,489)		$1,140,407,453
Account Balance
FIXED INTEREST CONTRACT
139,785,990(b)	Empower of America Contract(a) 1.90%(c)	139,785,990

TOTAL FIXED INTEREST CONTRACT — 8.96% (Cost $139,785,990)		$139,785,990
TOTAL INVESTMENTS — 100.03% (Cost $1,523,486,745)		$1,560,165,986
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(545,739)
TOTAL NET ASSETS — 100.00%		$1,559,620,247

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of December 31, 2025. See Notes to the Financial Statements (Note 2) for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER AGGRESSIVE PROFILE FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
EQUITY MUTUAL FUNDS
5,355,182	Empower Emerging Markets Equity Fund Institutional Class(a)	$ 65,011,911
6,713,871	Empower International Growth Fund Institutional Class(a)	63,647,495
15,480,550	Empower International Value Fund Institutional Class(a)	159,604,467
8,963,006	Empower Large Cap Growth Fund Institutional Class(a)	109,438,301
33,652,020	Empower Large Cap Value Fund Institutional Class(a)	231,862,420
14,031,240	Empower Mid Cap Value Fund Institutional Class(a)	117,441,475
3,385,468	Empower Real Estate Index Fund Institutional Class(a)	27,963,969
3,180,590	Empower Small Cap Growth Fund Institutional Class(a)	36,067,892
Shares		Fair Value
Equity Mutual Funds — (continued)
9,784,876	Empower Small Cap Value Fund Institutional Class(a)	$ 66,635,005
12,083,218	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	58,482,776

TOTAL EQUITY MUTUAL FUNDS — 100.04% (Cost $889,679,097)		$936,155,711
TOTAL INVESTMENTS — 100.04% (Cost $889,679,097)		$936,155,711
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(332,654)
TOTAL NET ASSETS — 100.00%		$935,823,057

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2025
	Empower Conservative Profile Fund	Empower Moderately Conservative Profile Fund	Empower Moderate Profile Fund
ASSETS:
Investments at fair value, affiliated(a)	$1,642,512,497	$1,234,854,769	$2,545,248,136
Subscriptions receivable	1,378,825	2,781,484	4,068,278
Receivable for investments sold	9,815	92,421	319,394
Total Assets	1,643,901,137	1,237,728,674	2,549,635,808
LIABILITIES:
Payable for distribution fees	3,797	11,260	26,529
Payable for investments purchased	628,872	2,338,615	2,975,588
Payable for shareholder services fees	487,865	367,518	735,275
Payable to investment adviser	31,760	26,129	101,567
Redemptions payable	759,767	535,290	1,412,085
Total Liabilities	1,912,061	3,278,812	5,251,044
NET ASSETS	$1,641,989,076	$1,234,449,862	$2,544,384,764
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$20,829,564	$14,507,248	$36,694,002
Paid-in capital in excess of par	1,644,342,510	1,231,663,642	2,719,574,144
Undistributed/accumulated deficit	(23,182,998)	(11,721,028)	(211,883,382)
NET ASSETS	$1,641,989,076	$1,234,449,862	$2,544,384,764
NET ASSETS BY CLASS
Investor Class	$1,533,401,287	$1,125,585,326	$2,226,627,806
Class L	$17,956,687	$52,997,787	$123,813,722
Institutional Class	$90,631,102	$55,866,749	$193,943,236
CAPITAL STOCK:
Authorized
Investor Class	800,000,000	680,000,000	1,550,000,000
Class L	120,000,000	70,000,000	130,000,000
Institutional Class	100,000,000	60,000,000	85,000,000
Issued and Outstanding
Investor Class	197,589,754	134,278,381	339,518,648
Class L	1,859,575	5,350,335	10,232,133
Institutional Class	8,846,306	5,443,768	17,189,242
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$7.76	$8.38	$6.56
Class L	$9.66	$9.91	$12.10
Institutional Class	$10.25	$10.26	$11.28
(a) Cost of investments, affiliated	$1,609,598,993	$1,218,499,446	$2,548,413,951
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2025
	Empower Moderately Aggressive Profile Fund	Empower Aggressive Profile Fund
ASSETS:
Investments at fair value, affiliated(a)	$1,560,165,986	$936,155,711
Subscriptions receivable	7,340,813	953,124
Receivable for investments sold	477,489	30,827
Total Assets	1,567,984,288	937,139,662
LIABILITIES:
Payable for investments purchased	6,169,947	498,208
Payable for shareholder services fees	450,052	248,707
Payable to investment adviser	95,687	83,947
Redemptions payable	1,648,355	485,743
Total Liabilities	8,364,041	1,316,605
NET ASSETS	$1,559,620,247	$935,823,057
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$20,419,339	$14,276,307
Paid-in capital in excess of par	1,599,590,382	992,304,195
Undistributed/accumulated deficit	(60,389,474)	(70,757,445)
NET ASSETS	$1,559,620,247	$935,823,057
NET ASSETS BY CLASS
Investor Class	$1,447,840,456	$793,761,000
Institutional Class	$111,779,791	$142,062,057
CAPITAL STOCK:
Authorized
Investor Class	870,000,000	580,000,000
Institutional Class	75,000,000	85,000,000
Issued and Outstanding
Investor Class	193,978,406	131,465,202
Institutional Class	10,214,984	11,297,865
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$7.46	$6.04
Institutional Class	$10.94	$12.57
(a) Cost of investments, affiliated	$1,523,486,745	$889,679,097
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2025
	Empower Conservative Profile Fund	Empower Moderately Conservative Profile Fund	Empower Moderate Profile Fund
INVESTMENT INCOME:
Interest, affiliated	$6,015,866	$4,041,676	$6,447,598
Dividends, affiliated	40,937,016	27,263,372	54,748,323
Total Income	46,952,882	31,305,048	61,195,921
EXPENSES:
Management fees	1,423,131	981,416	2,154,942
Shareholder services fees – Investor Class	4,677,086	3,180,796	6,609,150
Shareholder services fees – Class L	30,513	94,755	350,981
Distribution fees – Class L	21,883	67,942	250,860
Total Expenses	6,152,613	4,324,909	9,365,933
Less management fees waived	1,119,492	751,448	1,199,668
Net Expenses	5,033,121	3,573,461	8,166,265
NET INVESTMENT INCOME	41,919,761	27,731,587	53,029,656
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	5,739,143	5,794,937	14,164,039
Realized gain distributions received, affiliated	26,072,463	31,116,752	88,767,307
Net Realized Gain	31,811,606	36,911,689	102,931,346
Net change in unrealized appreciation on investments, affiliated	39,058,764	29,312,321	88,130,096
Net Change in Unrealized Appreciation	39,058,764	29,312,321	88,130,096
Net Realized and Unrealized Gain	70,870,370	66,224,010	191,061,442
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$112,790,131	$93,955,597	$244,091,098
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2025
	Empower Moderately Aggressive Profile Fund	Empower Aggressive Profile Fund
INVESTMENT INCOME:
Interest, affiliated	$2,104,132	$-
Dividends, affiliated	33,655,514	18,751,553
Total Income	35,759,646	18,751,553
EXPENSES:
Management fees	1,251,680	815,538
Shareholder services fees – Investor Class	4,051,280	2,403,479
Total Expenses	5,302,960	3,219,017
Less management fees waived	391,327	-
Net Expenses	4,911,633	3,219,017
NET INVESTMENT INCOME	30,848,013	15,532,536
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(10,793,920)	(5,969,832)
Realized gain distributions received, affiliated	66,889,556	56,577,924
Net Realized Gain	56,095,636	50,608,092
Net change in unrealized appreciation on investments, affiliated	75,533,274	65,390,519
Net Change in Unrealized Appreciation	75,533,274	65,390,519
Net Realized and Unrealized Gain	131,628,910	115,998,611
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$162,476,923	$131,531,147
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2025 and December 31, 2024
Empower Conservative Profile Fund	2025	2024
OPERATIONS:
Net investment income	$41,919,761	$37,459,827
Net realized gain (loss)	31,811,606	(6,762,138)
Net change in unrealized appreciation	39,058,764	32,118,282
Net Increase in Net Assets Resulting from Operations	112,790,131	62,815,971
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(51,115,444)	(49,214,248)
Class L	(469,351)	(140,440)
Institutional Class	(2,501,796)	(2,355,354)
From Net Investment Income and Net Realized Gains	(54,086,591)	(51,710,042)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	661,767,037	557,550,367
Class L	16,286,042	2,040,813
Institutional Class	55,655,748	24,211,430
Shares issued in reinvestment of distributions
Investor Class	51,115,444	49,214,248
Class L	469,351	140,440
Institutional Class	2,501,796	2,355,354
Shares redeemed
Investor Class	(380,018,065)	(822,930,433)
Class L	(3,121,040)	(4,912,612)
Institutional Class	(33,710,716)	(32,399,921)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	370,945,597	(224,730,314)
Total Increase (Decrease) in Net Assets	429,649,137	(213,624,385)
NET ASSETS:
Beginning of year	1,212,339,939	1,425,964,324
End of year	$1,641,989,076	$1,212,339,939
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	85,989,400	73,647,356
Class L	1,677,216	220,685
Institutional Class	5,507,954	2,458,033
Shares issued in reinvestment of distributions
Investor Class	6,567,296	6,562,088
Class L	48,482	15,120
Institutional Class	243,549	240,575
Shares redeemed
Investor Class	(49,406,583)	(109,017,703)
Class L	(327,373)	(530,731)
Institutional Class	(3,340,835)	(3,311,142)
Net Increase (Decrease)	46,959,106	(29,715,719)
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2025 and December 31, 2024
Empower Moderately Conservative Profile Fund	2025	2024
OPERATIONS:
Net investment income	$27,731,587	$22,755,617
Net realized gain	36,911,689	10,750,323
Net change in unrealized appreciation	29,312,321	8,253,941
Net Increase in Net Assets Resulting from Operations	93,955,597	41,759,881
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(54,556,129)	(32,461,018)
Class L	(1,823,187)	(548,821)
Institutional Class	(2,224,896)	(1,837,791)
From Net Investment Income and Net Realized Gains	(58,604,212)	(34,847,630)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	604,677,036	440,700,241
Class L	45,823,240	411,803
Institutional Class	27,376,233	15,232,265
Shares issued in reinvestment of distributions
Investor Class	54,556,129	32,461,018
Class L	1,823,187	548,821
Institutional Class	2,224,896	1,837,791
Shares redeemed
Investor Class	(289,701,407)	(410,699,450)
Class L	(9,898,318)	(6,515,561)
Institutional Class	(21,504,046)	(11,610,620)
Net Increase in Net Assets Resulting from Capital Share Transactions	415,376,950	62,366,308
Total Increase in Net Assets	450,728,335	69,278,559
NET ASSETS:
Beginning of year	783,721,527	714,442,968
End of year	$1,234,449,862	$783,721,527
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	72,531,485	53,737,178
Class L	4,594,830	45,325
Institutional Class	2,666,951	1,534,859
Shares issued in reinvestment of distributions
Investor Class	6,470,830	4,000,969
Class L	183,331	57,622
Institutional Class	215,885	187,283
Shares redeemed
Investor Class	(34,877,494)	(50,503,914)
Class L	(999,875)	(682,360)
Institutional Class	(2,122,024)	(1,178,576)
Net Increase	48,663,919	7,198,386
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2025 and December 31, 2024
Empower Moderate Profile Fund	2025	2024
OPERATIONS:
Net investment income	$53,029,656	$53,397,276
Net realized gain	102,931,346	102,642,217
Net change in unrealized appreciation (depreciation)	88,130,096	(30,678,202)
Net Increase in Net Assets Resulting from Operations	244,091,098	125,361,291
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(153,616,385)	(110,803,223)
Class L	(3,826,689)	(3,526,745)
Institutional Class	(7,855,286)	(5,724,935)
From Net Investment Income and Net Realized Gains	(165,298,360)	(120,054,903)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,033,360,494	776,947,447
Class L	47,304,832	1,581,414
Institutional Class	101,505,733	28,848,388
Shares issued in reinvestment of distributions
Investor Class	153,616,385	110,803,223
Class L	3,826,689	3,526,745
Institutional Class	7,855,286	5,724,935
Shares redeemed
Investor Class	(636,157,186)	(571,167,621)
Class L	(27,924,008)	(42,075,665)
Institutional Class	(52,550,179)	(40,023,528)
Net Increase in Net Assets Resulting from Capital Share Transactions	630,838,046	274,165,338
Total Increase in Net Assets	709,630,784	279,471,726
NET ASSETS:
Beginning of year	1,834,753,980	1,555,282,254
End of year	$2,544,384,764	$1,834,753,980
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	157,299,169	118,077,382
Class L	3,936,693	135,629
Institutional Class	9,214,687	2,712,112
Shares issued in reinvestment of distributions
Investor Class	23,274,468	17,315,859
Class L	317,337	310,653
Institutional Class	696,807	540,026
Shares redeemed
Investor Class	(97,073,676)	(86,911,372)
Class L	(2,368,047)	(3,702,992)
Institutional Class	(4,737,135)	(3,751,175)
Net Increase	90,560,303	44,726,122
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2025 and December 31, 2024
Empower Moderately Aggressive Profile Fund	2025	2024
OPERATIONS:
Net investment income	$30,848,013	$31,041,877
Net realized gain	56,095,636	22,312,543
Net change in unrealized appreciation	75,533,274	28,628,935
Net Increase in Net Assets Resulting from Operations	162,476,923	81,983,355
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(76,948,173)	(54,524,367)
Institutional Class	(4,270,031)	(3,590,589)
From Net Investment Income and Net Realized Gains	(81,218,204)	(58,114,956)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	723,613,781	543,941,993
Institutional Class	39,331,683	18,934,932
Shares issued in reinvestment of distributions
Investor Class	76,948,173	54,524,367
Institutional Class	4,270,031	3,590,589
Shares redeemed
Investor Class	(389,508,615)	(528,486,110)
Institutional Class	(23,992,081)	(13,149,162)
Net Increase in Net Assets Resulting from Capital Share Transactions	430,662,972	79,356,609
Total Increase in Net Assets	511,921,691	103,225,008
NET ASSETS:
Beginning of year	1,047,698,556	944,473,548
End of year	$1,559,620,247	$1,047,698,556
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	98,456,361	76,138,305
Institutional Class	3,651,290	1,879,118
Shares issued in reinvestment of distributions
Investor Class	10,316,547	7,751,846
Institutional Class	391,682	356,655
Shares redeemed
Investor Class	(53,389,052)	(74,581,771)
Institutional Class	(2,261,090)	(1,302,827)
Net Increase	57,165,738	10,241,326
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2025 and December 31, 2024
Empower Aggressive Profile Fund	2025	2024
OPERATIONS:
Net investment income	$15,532,536	$21,241,368
Net realized gain	50,608,092	55,174,430
Net change in unrealized appreciation	65,390,519	12,655,835
Net Increase in Net Assets Resulting from Operations	131,531,147	89,071,633
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(64,810,835)	(46,152,008)
Institutional Class	(6,134,258)	(4,874,399)
From Net Investment Income and Net Realized Gains	(70,945,093)	(51,026,407)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	280,302,307	257,039,594
Institutional Class	29,199,623	19,157,793
Shares issued in reinvestment of distributions
Investor Class	64,810,835	46,152,008
Institutional Class	6,134,258	4,874,399
Shares redeemed
Investor Class	(214,132,458)	(387,061,810)
Institutional Class	(26,549,100)	(27,369,241)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	139,765,465	(87,207,257)
Total Increase (Decrease) in Net Assets	200,351,519	(49,162,031)
NET ASSETS:
Beginning of year	735,471,538	784,633,569
End of year	$935,823,057	$735,471,538
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	47,177,249	44,211,559
Institutional Class	2,432,425	1,719,126
Shares issued in reinvestment of distributions
Investor Class	10,854,768	8,127,704
Institutional Class	497,863	436,031
Shares redeemed
Investor Class	(36,382,289)	(66,334,568)
Institutional Class	(2,231,511)	(2,446,961)
Net Increase (Decrease)	22,348,505	(14,287,109)
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CONSERVATIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2025	$7.42	0.23	0.38	0.61	(0.21)	(0.06)	(0.27)	$7.76	8.19%
12/31/2024	$7.38	0.22	0.16	0.38	(0.24)	(0.10)	(0.34)	$7.42	5.09%
12/31/2023	$7.11	0.22	0.35	0.57	(0.22)	(0.08)	(0.30)	$7.38	8.25%
12/31/2022	$8.39	0.13	(0.96)	(0.83)	(0.14)	(0.31)	(0.45)	$7.11	(9.93%)
12/31/2021	$8.30	0.21	0.32	0.53	(0.21)	(0.23)	(0.44)	$8.39	6.35%
Class L
12/31/2025	$9.19	0.43	0.30	0.73	(0.20)	(0.06)	(0.26)	$9.66	7.98%
12/31/2024	$9.05	0.38	0.05	0.43	(0.19)	(0.10)	(0.29)	$9.19	4.80%
12/31/2023	$8.63	0.30	0.38	0.68	(0.18)	(0.08)	(0.26)	$9.05	8.03%
12/31/2022	$10.06	0.29	(1.31)	(1.02)	(0.10)	(0.31)	(0.41)	$8.63	(10.15%)
12/31/2021	$9.85	0.41	0.19	0.60	(0.16)	(0.23)	(0.39)	$10.06	6.08%
Institutional Class
12/31/2025	$9.70	0.32	0.52	0.84	(0.23)	(0.06)	(0.29)	$10.25	8.68%
12/31/2024	$9.54	0.35	0.17	0.52	(0.26)	(0.10)	(0.36)	$9.70	5.49%
12/31/2023	$9.11	0.48	0.29	0.77	(0.26)	(0.08)	(0.34)	$9.54	8.61%
12/31/2022	$10.63	0.22	(1.24)	(1.02)	(0.19)	(0.31)	(0.50)	$9.11	(9.65%)
12/31/2021	$10.42	0.34	0.36	0.70	(0.26)	(0.23)	(0.49)	$10.63	6.64%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
12/31/2025	$1,533,401	0.45%	0.37%	2.92%	9%
12/31/2024	$1,145,659	0.45%	0.37%	2.87%	26%
12/31/2023	$1,351,863	0.45%	0.37%	2.98%	14%
12/31/2022	$828,305	0.45%	0.37%	1.74%	16%
12/31/2021	$1,030,963	0.45%	0.37%	2.46%	16%
Class L
12/31/2025	$17,957	0.70%	0.62%	4.48%	9%
12/31/2024	$4,238	0.70%	0.62%	4.09%	26%
12/31/2023	$6,840	0.70%	0.62%	3.45%	14%
12/31/2022	$7,513	0.70%	0.62%	3.15%	16%
12/31/2021	$9,557	0.70%	0.62%	3.99%	16%
Institutional Class
12/31/2025	$90,631	0.10%	0.02%	3.18%	9%
12/31/2024	$62,443	0.10%	0.02%	3.54%	26%
12/31/2023	$67,262	0.10%	0.02%	5.17%	14%
12/31/2022	$36,690	0.10%	0.02%	2.25%	16%
12/31/2021	$39,423	0.10%	0.02%	3.20%	16%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MODERATELY CONSERVATIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2025	$8.02	0.23	0.57	0.80	(0.20)	(0.24)	(0.44)	$8.38	10.03%
12/31/2024	$7.90	0.26	0.25	0.51	(0.24)	(0.15)	(0.39)	$8.02	6.45%
12/31/2023	$7.58	0.20	0.54	0.74	(0.25)	(0.17)	(0.42)	$7.90	9.90%
12/31/2022	$9.14	0.13	(1.12)	(0.99)	(0.14)	(0.43)	(0.57)	$7.58	(10.82%)
12/31/2021	$8.95	0.29	0.53	0.82	(0.29)	(0.34)	(0.63)	$9.14	9.13%
Class L
12/31/2025	$9.43	0.37	0.54	0.91	(0.19)	(0.24)	(0.43)	$9.91	9.74%
12/31/2024	$9.20	0.34	0.24	0.58	(0.20)	(0.15)	(0.35)	$9.43	6.28%
12/31/2023	$8.75	0.35	0.48	0.83	(0.21)	(0.17)	(0.38)	$9.20	9.62%
12/31/2022	$10.44	0.15	(1.30)	(1.15)	(0.11)	(0.43)	(0.54)	$8.75	(11.01%)
12/31/2021	$10.13	0.32	0.58	0.90	(0.25)	(0.34)	(0.59)	$10.44	8.88%
Institutional Class
12/31/2025	$9.72	0.31	0.69	1.00	(0.22)	(0.24)	(0.46)	$10.26	10.39%
12/31/2024	$9.49	0.40	0.25	0.65	(0.27)	(0.15)	(0.42)	$9.72	6.80%
12/31/2023	$9.02	0.48	0.44	0.92	(0.28)	(0.17)	(0.45)	$9.49	10.34%
12/31/2022	$10.77	0.22	(1.35)	(1.13)	(0.19)	(0.43)	(0.62)	$9.02	(10.48%)
12/31/2021	$10.45	0.44	0.55	0.99	(0.33)	(0.34)	(0.67)	$10.77	9.48%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
12/31/2025	$1,125,585	0.45%	0.37%	2.79%	13%
12/31/2024	$723,372	0.45%	0.37%	3.11%	35%
12/31/2023	$655,356	0.45%	0.37%	2.54%	20%
12/31/2022	$461,064	0.45%	0.37%	1.61%	20%
12/31/2021	$574,251	0.45%	0.37%	3.10%	20%
Class L
12/31/2025	$52,998	0.70%	0.62%	3.72%	13%
12/31/2024	$14,818	0.70%	0.62%	3.57%	35%
12/31/2023	$19,802	0.70%	0.62%	3.88%	20%
12/31/2022	$21,850	0.70%	0.62%	1.59%	20%
12/31/2021	$26,423	0.70%	0.62%	2.97%	20%
Institutional Class
12/31/2025	$55,867	0.10%	0.02%	3.02%	13%
12/31/2024	$45,532	0.10%	0.02%	4.02%	35%
12/31/2023	$39,285	0.10%	0.02%	5.12%	20%
12/31/2022	$26,572	0.10%	0.02%	2.26%	20%
12/31/2021	$27,505	0.10%	0.02%	3.98%	20%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MODERATE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2025	$6.31	0.16	0.59	0.75	(0.15)	(0.35)	(0.50)	$6.56	11.96%
12/31/2024	$6.28	0.21	0.29	0.50	(0.20)	(0.27)	(0.47)	$6.31	7.95%
12/31/2023	$5.89	0.11	0.58	0.69	(0.22)	(0.08)	(0.30)	$6.28	11.93%
12/31/2022	$7.34	0.09	(0.97)	(0.88)	(0.15)	(0.42)	(0.57)	$5.89	(12.02%)
12/31/2021	$7.07	0.28	0.57	0.85	(0.26)	(0.32)	(0.58)	$7.34	11.98%
Class L
12/31/2025	$11.25	0.26	1.05	1.31	(0.11)	(0.35)	(0.46)	$12.10	11.70%
12/31/2024	$10.82	0.27	0.57	0.84	(0.14)	(0.27)	(0.41)	$11.25	7.62%
12/31/2023	$9.97	0.45	0.68	1.13	(0.20)	(0.08)	(0.28)	$10.82	11.64%
12/31/2022	$12.05	0.17	(1.63)	(1.46)	(0.20)	(0.42)	(0.62)	$9.97	(12.16%)
12/31/2021	$11.30	0.45	0.86	1.31	(0.24)	(0.32)	(0.56)	$12.05	11.56%
Institutional Class
12/31/2025	$10.51	0.30	0.99	1.29	(0.17)	(0.35)	(0.52)	$11.28	12.32%
12/31/2024	$10.15	0.41	0.44	0.85	(0.22)	(0.27)	(0.49)	$10.51	8.35%
12/31/2023	$9.38	0.57	0.56	1.13	(0.28)	(0.08)	(0.36)	$10.15	12.20%
12/31/2022	$11.31	0.22	(1.53)	(1.31)	(0.20)	(0.42)	(0.62)	$9.38	(11.56%)
12/31/2021	$10.68	0.47	0.83	1.30	(0.35)	(0.32)	(0.67)	$11.31	12.15%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
12/31/2025	$2,226,628	0.45%	0.39%	2.46%	13%
12/31/2024	$1,614,616	0.45%	0.39%	3.14%	14%
12/31/2023	$1,302,673	0.45%	0.39%	1.83%	18%
12/31/2022	$1,239,661	0.45%	0.39%	1.46%	14%
12/31/2021	$1,580,857	0.45%	0.39%	3.72%	18%
Class L
12/31/2025	$123,814	0.70%	0.64%	2.16%	13%
12/31/2024	$93,899	0.70%	0.64%	2.36%	14%
12/31/2023	$125,601	0.70%	0.64%	4.33%	18%
12/31/2022	$144,374	0.70%	0.64%	1.54%	14%
12/31/2021	$179,322	0.70%	0.64%	3.69%	18%
Institutional Class
12/31/2025	$193,943	0.10%	0.04%	2.67%	13%
12/31/2024	$126,239	0.10%	0.04%	3.82%	14%
12/31/2023	$127,008	0.10%	0.04%	5.85%	18%
12/31/2022	$94,861	0.10%	0.04%	2.14%	14%
12/31/2021	$106,744	0.10%	0.04%	4.13%	18%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MODERATELY AGGRESSIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2025	$6.95	0.18	0.77	0.95	(0.15)	(0.29)	(0.44)	$7.46	13.79%
12/31/2024	$6.75	0.23	0.40	0.63	(0.21)	(0.22)	(0.43)	$6.95	9.34%
12/31/2023	$6.28	0.14	0.70	0.84	(0.15)	(0.22)	(0.37)	$6.75	13.60%
12/31/2022	$7.95	0.10	(1.14)	(1.04)	(0.11)	(0.52)	(0.63)	$6.28	(13.09%)
12/31/2021	$7.64	0.38	0.71	1.09	(0.38)	(0.40)	(0.78)	$7.95	14.25%
Institutional Class
12/31/2025	$9.99	0.29	1.13	1.42	(0.18)	(0.29)	(0.47)	$10.94	14.21%
12/31/2024	$9.52	0.36	0.57	0.93	(0.24)	(0.22)	(0.46)	$9.99	9.68%
12/31/2023	$8.71	0.56	0.65	1.21	(0.18)	(0.22)	(0.40)	$9.52	14.04%
12/31/2022	$10.75	0.23	(1.61)	(1.38)	(0.14)	(0.52)	(0.66)	$8.71	(12.77%)
12/31/2021	$10.11	0.48	1.00	1.48	(0.44)	(0.40)	(0.84)	$10.75	14.64%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2025	$1,447,840	0.45%	0.42%	2.44%	14%
12/31/2024	$963,448	0.45%	0.42%	3.17%	28%
12/31/2023	$873,081	0.45%	0.42%	2.14%	19%
12/31/2022	$664,044	0.45%	0.42%	1.38%	19%
12/31/2021	$849,677	0.45%	0.42%	4.56%	23%
Institutional Class
12/31/2025	$111,780	0.10%	0.07%	2.72%	14%
12/31/2024	$84,250	0.10%	0.07%	3.55%	28%
12/31/2023	$71,393	0.10%	0.07%	6.18%	19%
12/31/2022	$55,487	0.10%	0.07%	2.41%	19%
12/31/2021	$55,232	0.10%	0.07%	4.36%	23%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER AGGRESSIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2025	$5.62	0.11	0.85	0.96	(0.11)	(0.43)	(0.54)	$6.04	17.42%
12/31/2024	$5.43	0.15	0.50	0.65	(0.18)	(0.28)	(0.46)	$5.62	11.94%
12/31/2023	$4.92	0.07	0.75	0.82	(0.17)	(0.14)	(0.31)	$5.43	16.94%
12/31/2022	$6.66	0.07	(1.08)	(1.01)	(0.09)	(0.64)	(0.73)	$4.92	(15.17%)
12/31/2021	$6.35	0.38	0.85	1.23	(0.40)	(0.52)	(0.92)	$6.66	19.49%
Institutional Class
12/31/2025	$11.16	0.26	1.70	1.96	(0.12)	(0.43)	(0.55)	$12.57	17.77%
12/31/2024	$10.35	0.37	0.91	1.28	(0.19)	(0.28)	(0.47)	$11.16	12.41%
12/31/2023	$9.16	0.68	0.88	1.56	(0.23)	(0.14)	(0.37)	$10.35	17.23%
12/31/2022	$11.67	0.19	(1.92)	(1.73)	(0.14)	(0.64)	(0.78)	$9.16	(14.81%)
12/31/2021	$10.58	0.63	1.46	2.09	(0.48)	(0.52)	(1.00)	$11.67	19.82%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2025	$793,761	0.45%	0.45%	1.85%	19%
12/31/2024	$617,165	0.45%	0.45%	2.64%	30%
12/31/2023	$671,881	0.45%	0.45%	1.38%	17%
12/31/2022	$463,528	0.45%	0.45%	1.16%	19%
12/31/2021	$611,597	0.45%	0.45%	5.31%	26%
Institutional Class
12/31/2025	$142,062	0.10%	0.10%	2.19%	19%
12/31/2024	$118,306	0.10%	0.10%	3.30%	30%
12/31/2023	$112,753	0.10%	0.10%	6.96%	17%
12/31/2022	$100,152	0.10%	0.10%	1.85%	19%
12/31/2021	$110,765	0.10%	0.10%	5.31%	26%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.  Empower Funds presently consists of forty-four funds. Interests in the Funds are included herein. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Investment Objectives
Empower Conservative Profile Fund - seeks capital preservation primarily through investments in underlying funds of the Empower Funds that emphasize fixed income investments
Empower Moderately Conservative Profile Fund - seeks income and capital appreciation primarily through investments in underlying funds of the Empower Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments
Empower Moderate Profile Fund - seeks long-term capital appreciation primarily through investments in underlying funds of the Empower Funds with a relatively equal emphasis on equity and fixed income investments
Empower Moderately Aggressive Profile Fund - seeks long-term capital appreciation primarily through investments in underlying funds of the Empower Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments
Empower Aggressive Profile Fund - seeks long-term capital appreciation primarily through investments in underlying funds of the Empower Funds that emphasize equity investments
The Empower Conservative Profile Fund, Empower Moderately Conservative Profile Fund, Empower Moderate Profile Fund each offer three share classes, referred to as Investor Class, Class L and Institutional Class shares.  The Empower Moderately Aggressive Profile Fund and Empower Aggressive Profile Fund each offer two share classes, referred to as Investor Class shares and Institutional Class shares.  All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class.  Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (''U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946,  Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.

Annual Report - December 31, 2025

Security Valuation
The board of directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Empower Annuity Insurance Company of America ("Empower of America Contract") are valued at the amount of net deposits plus accrued interest, determined on a daily basis.  The Empower of America Contract is backed by the general account of Empower Annuity Insurance Company of America ("Empower of America").
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments.  The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available.  Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2025, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs.  Each Fund’s investment in the Empower of America Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection.  Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the Empower of America Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carry forwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.  Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund's tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Annual Report - December 31, 2025

Distributions to shareholders from net investment income of a Fund, if any, are declared and paid annually.  Capital gain distributions of a Fund, if any, are declared and paid at least annually.  Distributions are reinvested in additional shares of a Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2025 and 2024 were as follows:
Empower Conservative Profile Fund
	2025	2024
Ordinary income	$41,872,644	$37,076,657
Long-term capital gain	12,213,947	14,633,385
	$54,086,591	$51,710,042
Empower Moderately Conservative Profile Fund
	2025	2024
Ordinary income	$27,677,955	$22,523,714
Long-term capital gain	30,926,257	12,323,916
	$58,604,212	$34,847,630
Empower Moderate Profile Fund
	2025	2024
Ordinary income	$53,026,676	$52,881,409
Long-term capital gain	112,271,684	67,173,494
	$165,298,360	$120,054,903
Empower Moderately Aggressive Profile Fund
	2025	2024
Ordinary income	$30,832,749	$30,756,091
Long-term capital gain	50,385,455	27,358,865
	$81,218,204	$58,114,956
Empower Aggressive Profile Fund
	2025	2024
Ordinary income	$15,499,060	$21,060,555
Long-term capital gain	55,446,033	29,965,852
	$70,945,093	$51,026,407
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: disallowed losses and distribution adjustments.
The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Empower Conservative Profile Fund
Undistributed net investment income	$325,077
Undistributed long-term capital gains	24,431,450
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(47,939,525)
Tax composition of capital	$(23,182,998)

Annual Report - December 31, 2025

Empower Moderately Conservative Profile Fund
Undistributed net investment income	$134,311
Undistributed long-term capital gains	28,986,987
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(40,842,326)
Tax composition of capital	$(11,721,028)
Empower Moderate Profile Fund
Undistributed net investment income	$139,163
Undistributed long-term capital gains	83,441,487
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(295,464,032)
Tax composition of capital	$(211,883,382)
Empower Moderately Aggressive Profile Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	59,326,642
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(119,716,116)
Tax composition of capital	$(60,389,474)
Empower Aggressive Profile Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	51,521,005
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(122,278,450)
Tax composition of capital	$(70,757,445)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2025 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments
Empower Conservative Profile Fund	$1,690,452,022	$130,463	$(48,069,988)	$(47,939,525)
Empower Moderately Conservative Profile Fund	1,275,697,095	3,132,615	(43,974,941)	(40,842,326)
Empower Moderate Profile Fund	2,840,712,168	—	(295,464,032)	(295,464,032)
Empower Moderately Aggressive Profile Fund	1,679,882,102	—	(119,716,116)	(119,716,116)
Empower Aggressive Profile Fund	1,058,434,161	—	(122,278,450)	(122,278,450)
Segment Reporting
The ECM Board of Managers acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each of the Funds operates as a single operating segment based on the fact that each has a single investment strategy as disclosed in its prospectus, against which the CODM assesses the performance, and it is the level at which discrete financial information is available. The financial information provided to and reviewed by the CODM is presented within each of the Fund's financial statements.

Annual Report - December 31, 2025

Application of Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Funds’ adoption of ASU 2023-09 did not have a material impact on the financial statements.
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower of America. As compensation for its services to Empower Funds, ECM receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expenses of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. ECM has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the Empower of America Contract. The amount waived, if any, is reflected in the Statement of Operations.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC ("Empower"), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of each Fund and Class L shares of the Empower Conservative Profile, Empower Moderately Conservative Profile and Empower Moderate Profile Funds, a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the "Distributor"), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Funds. The Empower Conservative Profile, Empower Moderately Conservative Profile and Empower Moderate Profile Funds, have entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders.  The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds. The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $1,699,000 for the fiscal year ended December 31, 2025.
Transactions with Affiliates
Each Fund may invest in the Empower of America Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission ("SEC"). The Empower of America Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. Empower of America calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of Empower of America being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If Empower of America were to become insolvent, the Empower of America Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%. The investment in the Empower of America Contract may be terminated by Empower of America or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by Empower of America.
The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2025, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Annual Report - December 31, 2025

Empower Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 12/31/2025
BOND MUTUAL FUNDS 47.40%
Empower Core Bond Fund Institutional Class	12,627,680	$79,558,546	$30,986,247	$6,877,473	$(1,182,202)	$3,794,236	$3,781,454	$-	$107,461,556
Empower Global Bond Fund Institutional Class	17,568,782	101,599,758	40,186,963	9,886,595	(1,249,638)	6,014,813	3,909,184	-	137,914,939
Empower High Yield Bond Fund Institutional Class	6,189,903	47,945,777	18,558,598	3,856,131	143,642	2,593,336	2,339,028	-	65,241,580
Empower Inflation-Protected Securities Fund Institutional Class	7,904,686	53,142,195	20,702,343	4,103,219	(498,095)	1,875,135	2,736,763	-	71,616,454
Empower Multi-Sector Bond Fund Institutional Class	16,817,278	102,876,722	40,941,273	7,457,199	(1,109,945)	2,886,264	7,798,108	-	139,247,060
Empower Short Duration Bond Fund Institutional Class	15,508,252	110,641,342	44,060,227	6,884,106	(232,002)	1,682,082	5,789,771	-	149,499,545
Empower U.S. Government Mortgage Securities Fund Institutional Class	13,111,834	79,428,834	31,768,981	6,971,332	(1,106,171)	3,159,436	4,177,970	-	107,385,919
					(5,234,411)	22,005,302	30,532,278	0	778,367,053
EQUITY MUTUAL FUNDS 30.10%
Empower Emerging Markets Equity Fund Institutional Class	2,432,412	21,058,073	7,322,924	4,419,404	1,518,122	5,567,891	365,303	-	29,529,484
Empower International Growth Fund Institutional Class	3,049,524	22,781,439	9,546,548	3,243,314	729,282	(175,181)	233,149	1,968,221	28,909,492
Empower International Value Fund Institutional Class	7,021,253	57,653,295	23,347,652	18,939,015	4,549,838	10,327,183	2,066,770	4,497,061	72,389,115
Empower Large Cap Growth Fund Institutional Class	4,071,558	30,142,003	26,570,390	5,940,285	2,791,325	(1,058,388)	33,465	4,974,774	49,713,720
Empower Large Cap Value Fund Institutional Class	15,282,261	76,516,678	37,593,122	13,077,998	483,436	4,262,978	2,198,521	8,181,738	105,294,780
Empower Mid Cap Value Fund Institutional Class	6,367,359	41,632,856	16,902,765	4,573,287	762,045	(667,539)	2,833,250	1,333,843	53,294,795
Empower Real Estate Index Fund Institutional Class	9,942,863	61,818,917	25,141,157	4,346,361	254,196	(485,666)	2,256,357	521,631	82,128,047
Empower Small Cap Growth Fund Institutional Class	1,444,893	10,646,321	7,298,884	2,177,836	326,365	617,713	32,428	678,622	16,385,082
Empower Small Cap Value Fund Institutional Class	4,429,278	27,036,687	8,896,124	5,967,328	(68,440)	197,903	385,495	810,078	30,163,386
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5,467,444	16,562,989	14,027,401	2,594,528	(372,615)	(1,533,432)	-	3,106,495	26,462,430
					10,973,554	17,053,462	10,404,738	26,072,463	494,270,331
FIXED INTEREST CONTRACT 22.53%
Empower of America Contract	369,875,113	272,865,031	106,403,477	15,409,261	-	-	6,015,866	-	369,875,113
					0	0	6,015,866	0	369,875,113
				Total	$5,739,143	$39,058,764	$46,952,882	$26,072,463	$1,642,512,497

Annual Report - December 31, 2025

Empower Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 12/31/2025
BOND MUTUAL FUNDS 32.95%
Empower Core Bond Fund Institutional Class	7,460,655	$40,312,550	$26,089,960	$5,010,561	$(875,963)	$2,098,222	$2,228,454	$-	$63,490,171
Empower Global Bond Fund Institutional Class	10,368,329	51,424,958	33,535,571	6,762,503	(929,735)	3,193,353	2,291,613	-	81,391,379
Empower High Yield Bond Fund Institutional Class	3,651,231	24,255,885	15,271,273	2,186,101	200,518	1,142,914	1,374,613	-	38,483,971
Empower Inflation-Protected Securities Fund Institutional Class	4,663,135	26,885,799	17,469,359	3,031,703	(376,172)	924,545	1,611,713	-	42,248,000
Empower Multi-Sector Bond Fund Institutional Class	9,938,629	52,064,185	34,420,786	5,607,933	(869,273)	1,414,810	4,586,137	-	82,291,848
Empower Short Duration Bond Fund Institutional Class	3,669,688	22,453,190	14,765,928	2,119,884	(79,474)	276,560	1,366,987	-	35,375,794
Empower U.S. Government Mortgage Securities Fund Institutional Class	7,746,684	40,247,005	26,519,309	5,035,035	(821,378)	1,714,067	2,464,095	-	63,445,346
					(3,751,477)	10,764,471	15,923,612	0	406,726,509
EQUITY MUTUAL FUNDS 45.14%
Empower Emerging Markets Equity Fund Institutional Class	2,954,327	21,935,971	12,797,959	5,054,900	1,654,395	6,186,498	442,641	-	35,865,528
Empower International Growth Fund Institutional Class	3,703,952	23,758,787	15,785,250	3,950,482	773,326	(480,094)	283,211	2,376,003	35,113,461
Empower International Value Fund Institutional Class	8,555,786	60,191,745	38,169,531	22,013,642	3,765,758	11,862,518	2,514,799	5,461,022	88,210,152
Empower Large Cap Growth Fund Institutional Class	4,953,885	31,530,203	37,239,225	6,317,846	3,323,457	(1,964,647)	40,721	5,968,512	60,486,935
Empower Large Cap Value Fund Institutional Class	18,595,718	79,838,249	59,152,701	16,068,836	(619,953)	5,202,380	2,663,293	9,888,054	128,124,494
Empower Mid Cap Value Fund Institutional Class	7,748,563	43,490,973	27,552,373	5,560,491	504,193	(627,386)	3,365,398	1,589,680	64,855,469
Empower Real Estate Index Fund Institutional Class	6,721,431	35,839,502	23,398,320	3,245,492	214,319	(473,307)	1,522,363	334,948	55,519,023
Empower Small Cap Growth Fund Institutional Class	1,758,000	11,143,623	10,511,097	2,332,534	424,720	613,538	36,580	813,352	19,935,724
Empower Small Cap Value Fund Institutional Class	5,408,436	28,210,932	15,086,335	6,599,433	(11,255)	133,616	470,754	960,330	36,831,450
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	6,666,731	17,210,954	19,973,333	3,012,045	(482,546)	(1,905,266)	-	3,724,851	32,266,976
					9,546,414	18,547,850	11,339,760	31,116,752	557,209,212
FIXED INTEREST CONTRACT 21.94%
Empower of America Contract	270,919,048	171,484,577	110,041,132	14,648,337	-	-	4,041,676	-	270,919,048
					0	0	4,041,676	0	270,919,048
				Total	$5,794,937	$29,312,321	$31,305,048	$31,116,752	$1,234,854,769

Annual Report - December 31, 2025

Empower Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 12/31/2025
BOND MUTUAL FUNDS 23.91%
Empower Core Bond Fund Institutional Class	11,165,475	$68,682,507	$30,344,032	$7,711,642	$(1,510,886)	$3,703,294	$3,339,285	$-	$95,018,191
Empower Global Bond Fund Institutional Class	15,528,395	87,678,240	38,815,194	9,936,834	(1,347,498)	5,341,297	3,443,390	-	121,897,897
Empower High Yield Bond Fund Institutional Class	5,463,869	41,323,575	17,225,868	2,785,078	414,522	1,824,813	2,060,811	-	57,589,178
Empower Inflation-Protected Securities Fund Institutional Class	6,978,751	45,807,265	20,267,111	4,265,172	(304,955)	1,418,277	2,414,125	-	63,227,481
Empower Multi-Sector Bond Fund Institutional Class	14,859,655	88,752,745	40,081,446	7,812,828	(692,921)	2,016,584	6,861,793	-	123,037,947
Empower Short Duration Bond Fund Institutional Class	5,476,799	38,149,926	17,190,031	3,044,742	(48,873)	501,127	2,042,394	-	52,796,342
Empower U.S. Government Mortgage Securities Fund Institutional Class	11,593,526	68,570,637	31,005,709	7,518,936	(1,181,418)	2,893,564	3,690,942	-	94,950,974
					(4,672,029)	17,698,956	23,852,740	0	608,518,010
EQUITY MUTUAL FUNDS 60.16%
Empower Emerging Markets Equity Fund Institutional Class	8,427,004	71,234,664	25,991,143	17,187,356	1,483,095	22,265,373	1,264,109	-	102,303,824
Empower International Growth Fund Institutional Class	10,565,260	76,999,152	34,976,898	14,075,750	(713,504)	2,258,362	807,822	6,797,845	100,158,662
Empower International Value Fund Institutional Class	24,353,230	194,985,467	80,538,293	58,021,344	15,874,528	33,579,382	7,163,479	15,571,194	251,081,798
Empower Large Cap Growth Fund Institutional Class	14,105,378	102,150,331	91,328,917	24,467,286	1,554,521	3,214,703	115,943	17,114,032	172,226,665
Empower Large Cap Value Fund Institutional Class	52,987,706	259,001,952	129,784,855	28,360,833	10,199,296	4,659,323	7,605,799	28,270,727	365,085,297
Empower Mid Cap Value Fund Institutional Class	22,071,538	141,062,108	58,188,638	10,370,024	3,691,881	(4,141,952)	9,701,636	4,575,081	184,738,770
Empower Real Estate Index Fund Institutional Class	12,303,420	74,693,470	33,037,880	4,952,721	688,363	(1,152,383)	2,789,319	628,720	101,626,246
Empower Small Cap Growth Fund Institutional Class	5,005,508	36,176,608	24,682,716	9,235,589	(2,274,117)	5,138,730	108,191	2,333,203	56,762,465
Empower Small Cap Value Fund Institutional Class	15,387,089	91,455,196	31,148,956	24,762,222	(7,042,682)	6,944,144	1,339,285	2,772,585	104,786,074
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	19,000,250	55,872,944	49,707,656	11,284,846	(4,625,313)	(2,334,542)	-	10,703,920	91,961,212
					18,836,068	70,431,140	30,895,583	88,767,307	1,530,731,013
FIXED INTEREST CONTRACT 15.96%
Empower of America Contract	405,999,113	292,562,706	128,334,681	21,345,872	-	-	6,447,598	-	405,999,113
					0	0	6,447,598	0	405,999,113
				Total	$14,164,039	$88,130,096	$61,195,921	$88,767,307	$2,545,248,136

Annual Report - December 31, 2025

Empower Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 12/31/2025
BOND MUTUAL FUNDS 17.95%
Empower Core Bond Fund Institutional Class	4,613,801	$26,436,716	$14,709,925	$3,223,109	$(556,566)	$1,339,917	$1,376,255	$-	$39,263,449
Empower Global Bond Fund Institutional Class	6,419,697	33,765,296	18,738,835	4,133,939	(576,773)	2,024,432	1,417,137	-	50,394,624
Empower High Yield Bond Fund Institutional Class	2,265,438	15,960,772	8,405,469	1,280,518	36,264	791,993	851,762	-	23,877,716
Empower Inflation-Protected Securities Fund Institutional Class	2,889,488	17,666,584	9,861,646	1,963,007	(247,989)	613,540	997,291	-	26,178,763
Empower Multi-Sector Bond Fund Institutional Class	6,154,987	34,244,054	19,468,119	3,669,900	(556,651)	921,020	2,883,462	-	50,963,293
Empower Short Duration Bond Fund Institutional Class	5,192,855	33,694,234	19,066,330	3,120,251	(113,484)	418,814	1,931,717	-	50,059,127
Empower U.S. Government Mortgage Securities Fund Institutional Class	4,790,668	26,393,631	14,975,317	3,235,200	(516,397)	1,101,823	1,521,707	-	39,235,571
					(2,531,596)	7,211,539	10,979,331	0	279,972,543
EQUITY MUTUAL FUNDS 73.12%
Empower Emerging Markets Equity Fund Institutional Class	6,397,891	50,387,088	23,296,450	12,319,299	686,107	16,306,153	957,304	-	77,670,392
Empower International Growth Fund Institutional Class	8,021,957	54,522,909	30,609,417	12,029,418	(2,258,422)	2,945,241	612,487	5,139,492	76,048,149
Empower International Value Fund Institutional Class	18,505,988	138,082,410	69,339,942	48,541,175	2,577,082	31,915,556	5,431,876	11,796,349	190,796,733
Empower Large Cap Growth Fund Institutional Class	10,720,264	72,304,561	73,799,847	15,558,140	2,274,843	348,150	87,993	12,903,333	130,894,418
Empower Large Cap Value Fund Institutional Class	40,267,969	183,262,841	110,149,577	29,973,591	(4,335,075)	14,007,479	5,759,587	21,385,102	277,446,306
Empower Mid Cap Value Fund Institutional Class	16,773,738	99,838,006	50,422,222	10,119,240	(901,015)	255,202	7,240,346	3,438,463	140,396,190
Empower Real Estate Index Fund Institutional Class	6,593,494	37,288,803	20,401,797	3,099,700	(165,628)	(128,636)	1,491,305	328,632	54,462,264
Empower Small Cap Growth Fund Institutional Class	3,804,375	25,643,200	20,029,305	5,338,276	(782,740)	2,807,385	79,221	1,758,312	43,141,614
Empower Small Cap Value Fund Institutional Class	11,690,794	64,826,307	27,140,143	13,940,006	(1,703,426)	1,587,866	1,016,064	2,074,182	79,614,310
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	14,449,809	39,481,934	40,538,531	8,360,727	(3,654,050)	(1,722,661)	-	8,065,691	69,937,077
					(8,262,324)	68,321,735	22,676,183	66,889,556	1,140,407,453
FIXED INTEREST CONTRACT 8.96%
Empower of America Contract	139,785,990	93,829,953	51,713,525	7,861,620	-	-	2,104,132	-	139,785,990
					0	0	2,104,132	0	139,785,990
				Total	$(10,793,920)	$75,533,274	$35,759,646	$66,889,556	$1,560,165,986

Annual Report - December 31, 2025

Empower Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 12/31/2025
EQUITY MUTUAL FUNDS 100.04%
Empower Emerging Markets Equity Fund Institutional Class	5,355,182	$49,501,232	$13,083,998	$11,634,154	$1,425,147	$14,060,835	$805,964	$-	$65,011,911
Empower International Growth Fund Institutional Class	6,713,871	53,527,241	19,851,596	13,303,561	(2,366,689)	3,572,219	514,478	4,341,972	63,647,495
Empower International Value Fund Institutional Class	15,480,550	135,580,512	39,362,721	45,803,536	2,616,428	30,464,770	4,566,878	9,936,046	159,604,467
Empower Large Cap Growth Fund Institutional Class	8,963,006	71,010,890	52,866,098	14,089,167	3,455,764	(349,520)	73,836	10,968,510	109,438,301
Empower Large Cap Value Fund Institutional Class	33,652,020	179,910,931	68,298,183	29,810,363	(3,471,433)	13,463,669	4,851,145	18,051,127	231,862,420
Empower Mid Cap Value Fund Institutional Class	14,031,240	97,956,914	30,634,231	11,727,582	(923,637)	577,912	6,244,432	2,940,255	117,441,475
Empower Real Estate Index Fund Institutional Class	3,385,468	22,477,529	8,085,572	2,713,405	(211,773)	114,273	769,955	177,586	27,963,969
Empower Small Cap Growth Fund Institutional Class	3,180,590	25,143,200	13,494,753	4,925,452	(612,213)	2,355,391	71,283	1,496,100	36,067,892
Empower Small Cap Value Fund Institutional Class	9,784,876	63,597,953	15,782,423	14,314,723	(1,765,480)	1,569,352	853,582	1,790,845	66,635,005
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	12,083,218	38,827,515	29,864,048	9,770,405	(4,115,946)	(438,382)	-	6,875,483	58,482,776
					(5,969,832)	65,390,519	18,751,553	56,577,924	936,155,711
				Total	$(5,969,832)	$65,390,519	$18,751,553	$56,577,924	$936,155,711
3.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Empower Conservative Profile Fund	$510,255,076	$132,463,815
Empower Moderately Conservative Profile Fund	537,779,441	124,352,694
Empower Moderate Profile Fund	882,650,022	281,303,112
Empower Moderately Aggressive Profile Fund	622,666,399	176,973,196
Empower Aggressive Profile Fund	291,323,623	152,122,516
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds.  In the normal course of business, a Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds.  The risk of material loss from such claims is considered remote.
5.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2025, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Annual Report - December 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Empower Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Empower Conservative Profile Fund, Empower Moderately Conservative Profile Fund, Empower Moderate Profile Fund, Empower Moderately Aggressive Profile Fund, and Empower Aggressive Profile Fund (collectively, the “Funds”), five of the funds comprising Empower Funds, Inc., as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 24, 2026
We have served as the auditor of one or more Empower investment companies since 1982.

TAX INFORMATION (unaudited)
Each Fund intends to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:
	Foreign Tax Credits	Gross Income from Foreign Countries
Empower Conservative Profile Fund	$286,182	$3,342,393
Empower Moderately Conservative Profile Fund	348,282	4,068,698
Empower Moderate Profile Fund	992,173	11,588,876
Empower Moderately Aggressive Profile Fund	753,692	8,803,955
Empower Aggressive Profile Fund	630,617	7,365,964
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.  Of the ordinary income distributions declared for the year ended December 31, 2025, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Empower Conservative Profile Fund	9%
Empower Moderately Conservative Profile Fund	15%
Empower Moderate Profile Fund	22%
Empower Moderately Aggressive Profile Fund	27%
Empower Aggressive Profile Fund	45%

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form NPORT. Empower Funds’ Form NPORT reports are available on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds’ accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: February 24, 2026

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: February 24, 2026